FINANCE INCOME AND FINANCE EXPENSES - Summary of Finance Income and Finance Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Finance Income And Expenses [Abstract]
Finance income	$ 606	$ 3,491	$ 706	$ 4,319
Foreign exchange loss	303	658	730	713
Interest expense on borrowings	0	140	0	260
Interest expense on lease liabilities	44	45	87	95
Unwinding of deferred consideration		160		160
Other finance results	18	53	57	79
Finance expenses	420	1,056	983	1,307
Net finance income (expenses)	$ 186	$ 2,435	$ (277)	$ 3,012